ORGANIZATION	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
ORGANIZATION
ORGANISATION

1. ORGANIZATION

Know Labs, Inc. was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 205,000,000 shares of capital stock, of which 200,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share. At the annual shareholder meeting held on October 15, 2021, our authorized shares of common stock was increased to 200,000,000 shares of voting common stock, par value $0.001 per share.

The Company is focused on the development and commercialization of proprietary biosensor technologies which, when paired with our AI deep learning platform, are capable of uniquely identifying and measuring almost any material or analyte using electromagnetic energy to detect, record, identify and measure the unique “signature” of said materials or analytes. The Company calls these our “Bio-RFID™” technology platform when pertaining to radio and microwave spectroscopy; and “ChromaID” technology platform when pertaining to optical spectroscopy. The data obtained with the Company’s biosensor technology is analyzed with our trade secret algorithms which are driven by our AI Deep Learning platform.

ChromaID is the first technology developed and patented by the Company. For the past several years, the Company has focused upon extensions and new patentable inventions that are derived from and extend beyond our ChromaID technology and intellectual property. The Company calls this technology platform Bio-RFID. The rapid advances made with our Bio-RFID technology in our laboratory have caused us to move quickly into the commercialization phase of our Company as we work to create revenue generating products for the marketplace. Today, the primary focus of the Company is on its Bio-RFID technology, its commercialization and development of related patent assets. Through its wholly owned subsidiary corporations the Company works to exploit additional opportunities and markets that its broad intellectual property and trade secret portfolio addresses.

On April 30, 2020, the Company approved and ratified the incorporation of Particle, Inc. Particle is focused on the development and commercialization of our extensive intellectual property relating to electromagnetic energy outside of the medical diagnostic arena which remains the parent company’s singular focus. Since incorporation, Particle has engaged in research and development activities on threaded light bulbs that have a warm white light and can inactivate germs, including bacteria and viruses. It is now looking for partners to take the product to market.

On September 17, 2021, the Company incorporated of AI Mind, Inc. AI Mind is focused on monetizing the AI Deep Learning Platform. Since incorporation it initially focused on creating graphical images which were sold as Non Fungible Tokens (“NFTs”). During the six months ended March 31, 2022, the Company’s artificial intelligence (AI) Deep Learning Platform began generating revenue from digital asset sales of NFT’s and had sales of $4,360,000.

1. ORGANIZATION

Know Labs, Inc. (the “Company”) was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value 0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share. At the annual shareholder meeting held on October 15, 2021, our authorized shares of common stock was increased to 200,000,000 shares of voting common stock, par value $0.001 per share.

The Company is focused on the development and commercialization of proprietary biosensor technologies which, when paired with our AI deep learning platform, are capable of uniquely identifying and measuring almost any material or analyte using electromagnetic energy to detect, record, identify and measure the unique “signature” of said materials or analytes. The Company calls these our “Bio-RFID™” technology platform when pertaining to radio and microwave spectroscopy; and “ChromaID” technology platform when pertaining to optical spectroscopy. The data obtained with the Company’s biosensor technology is analyzed with our trade secret algorithms which are driven by our AI Deep Learning platform.

ChromaID is the first technology developed and patented by the Company. For the past several years, the Company has focused upon extensions and new patentable inventions that are derived from and extend beyond our ChromaID technology and intellectual property. The Company calls this technology platform Bio-RFID. The rapid advances made with our Bio-RFID technology in our laboratory have caused us to move quickly into the commercialization phase of our Company as we work to create revenue generating products for the marketplace. Today, the primary focus of the Company is on its Bio-RFID technology, its commercialization and development of related patent assets. Through its wholly owned subsidiary corporations the Company works to exploit additional opportunities and markets that its broad intellectual property and trade secret portfolio addresses.

On April 30, 2020, the Company approved and ratified the incorporation of Particle, Inc. Particle is focused on the development and commercialization of our extensive intellectual property relating to electromagnetic energy outside of the medical diagnostic arena which remains the parent company’s singular focus. Since incorporation, Particle has engaged in research and development activities on threaded light bulbs that have a warm white light and can inactivate germs, including bacteria and viruses. It is now looking for partners to take the product to market.

On September 17, 2021, the Company approved and ratified the incorporation of AI Mind, Inc. AI Mind is focused on monetizing the AI Deep Learning Platform. Since incorporation it has focused on creating patterns from Company data which were sold as NFTs. The Company will continue to look for opportunities for new applications on its AI Deep Learning Platform to generate revenues to support the continued development of its non-invasive diagnostic technology.

In 2010, the Company acquired TransTech Systems, Inc. as an adjunct to the Company’s business. TransTech was a distributor of products for employee and personnel identification and authentication. TransTech historically provided substantially all of the Company’s revenues. The financial results from our TransTech subsidiary had been diminishing as vendors of their products increasingly moved to the Internet and direct sales to their customers. While it did provide our prior year revenues, it was not central to our current focus as a Company. Moreover, the Company wrote down any goodwill associated with its historic acquisition. TransTech ceased operation on June 30, 2020 and was dissolved as of September 30, 2020.